Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following:

	June 30, 2023	December 31, 2022
Employee compensation	$1,409,005	$1,433,327
Accrued bonuses	1,243,277	1,712,009
Performance guarantee liabilities	295,614	244,029
Other accrued expenses and liabilities	2,005,210	1,885,351

Accrued expenses	$4,953,106	$5,274,716

Accrued expenses consisted of the following:

	December 31, 2022	December 31, 2021
Employee compensation	$1,433,327	$897,288
Accrued bonuses	1,712,009	743,038
Performance guarantee liabilities	244,029	418,988
Other accrued expenses and liabilities	1,885,351	465,723

Accrued expenses	$5,274,716	$2,525,037